Subsequent Events	3 Months Ended
Jun. 30, 2011
Subsequent Events
Schedule of Subsequent Events [Table Text Block]	NOTE 6 – SUBSEQUENT EVENT On March 11, 2011 Smart Ventures Inc. increased there share capitalization from 75,000,000 to 200,000,000.